EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of earnings per share for continuing operations

The following table sets forth the computation of basic and diluted earnings per share for continuing operations, for the years ended

December 31:

	2025	2024	2023
(In millions of U.S. dollars, except share and per share amounts)
Numerator:
Profit for the period attributable to the owners of the parent	124	283	281

Denominator:
Weighted average Common Shares outstanding for basic and diluted earnings per share	216,117,656	206,942,440	206,942,440

Basic and Diluted earnings per share	0.57	1.37	1.36